STOCKHOLDERS' EQUITY	12 Months Ended
Oct. 31, 2024
Stockholders' Equity Note [Abstract]
STOCKHOLDERS EQUITY	STOCKHOLDERS' EQUITY
Stock Repurchase Program

On February 16, 2021 we announced that our board of directors had approved a share repurchase program (the "2021 repurchase program") designed, among other things, to reduce or eliminate dilution resulting from issuance of stock under the company's employee equity incentive programs. The 2021 repurchase program which commenced on February 18, 2021, authorized the purchase of up to $2.0 billion, excluding excise taxes, of our common stock at the company's discretion and had no fixed termination date. The 2021 repurchase program did not require the company to acquire a specific number of shares and could be suspended, amended or discontinued at any time. During the year ended October 31, 2022, we repurchased and retired 8.4 million shares for $1,139 million under this authorization. During the year ended October 31, 2023, we repurchased and retired 661,739 shares for $99 million, excluding excise taxes, under this authorization. On March 1, 2023, the 2021 repurchase program was terminated and the remaining authorization of $339 million expired.

On January 9, 2023, we announced that our board of directors had approved a share repurchase program (the "2023 repurchase program") designed, among other things, to reduce or eliminate dilution resulting from issuance of stock under the company's employee equity incentive programs. The 2023 repurchase program authorizes the purchase of up to $2.0 billion, excluding excise taxes, of our common stock at the company's discretion and has no fixed termination date. The 2023 repurchase program does not require the company to acquire a specific number of shares and may be suspended, amended or discontinued at any time. The 2023 repurchase program commenced on March 1, 2023, and also terminated and replaced the 2021 repurchase program. During the year ended October 31, 2023, we repurchased and retired 3.9 million shares for $476 million, excluding excise taxes, under this authorization. During the year ended October 31, 2024 we repurchased and retired 8.4 million shares for $1,150 million, excluding excise taxes, under this authorization. As of October 31, 2024, we had remaining authorization to repurchase up to approximately $374 million of our common stock under the 2023 repurchase program.

On May 29, 2024, we announced that our board of directors had approved a new share repurchase program (the "2024 repurchase program") designed, among other things, to reduce or eliminate dilution resulting from issuance of stock under the company's employee equity incentive programs. The 2024 repurchase program authorizes the purchase of up to $2.0 billion, excluding excise taxes, of our common stock at the company's discretion and has no fixed termination date. The 2024 repurchase program does not require the company to acquire a specific number of shares and may be suspended, amended or discontinued at any time. The 2024 repurchase program became effective on August 1, 2024 and will commence upon the termination of our 2023 repurchase program.
The Inflation Reduction Act of 2022, which was enacted into law on August 16, 2022, imposed a nondeductible 1% excise tax on the net value of certain stock repurchases made after December 31, 2022. During the year ended October 31, 2024, we recorded the applicable excise taxes payable of approximately $10 million as an incremental cost of the shares repurchased and a corresponding liability for the excise tax payable in other accrued liabilities on our consolidated balance sheet. In fiscal year 2023, we recorded excise taxes payable of approximately $3 million related to shares repurchased in 2023 and paid the tax in 2024.

Cash Dividends on Shares of Common Stock

During the year ended October 31, 2024, cash dividends of $0.944 per share, or $274 million were declared and paid on the company's outstanding common stock. During the year ended October 31, 2023, cash dividends of $0.900 per share, or $265 million were declared and paid on the company's outstanding common stock. During the year ended October 31, 2022, cash dividends of $0.840 per share, or $250 million were declared and paid on the company's outstanding common stock.

On November 20, 2024, we declared a quarterly dividend of $0.248 per share of common stock, or approximately $71 million which will be paid on January 22, 2025, to shareholders of record as of the close of business on December 31, 2024. The timing and amounts of any future dividends are subject to determination and approval by our board of directors.

Accumulated Other Comprehensive Income (Loss)
Changes in accumulated other comprehensive income (loss) by component and related tax effects for the years ended October 31, 2024 and 2023 were as follows:

		Net defined benefit pension cost and post retirement plan costs
	Foreign currency translation	Prior service credits	Actuarial Losses	Unrealized gains (losses) on derivatives	Total
	(in millions)
As of October 31, 2022	$(335)	$123	$(155)	$20	$(347)
Other comprehensive income (loss) before reclassifications	33	—	(17)	(4)	12
Amounts reclassified out of accumulated other comprehensive income (loss)	—	(1)	2	—	1
Tax (expense) benefit	1	—	5	1	7
Other comprehensive income (loss)	34	(1)	(10)	(3)	20
As of October 31, 2023	$(301)	$122	$(165)	$17	$(327)
Other comprehensive income (loss) before reclassifications	(11)	—	65	(9)	45
Amounts reclassified out of accumulated other comprehensive income (loss)	(8)	(1)	(12)	(2)	(23)
Tax (expense) benefit	(3)	—	—	3	—
Other comprehensive income (loss)	(22)	(1)	53	(8)	22
As of October 31, 2024	$(323)	$121	$(112)	$9	$(305)

Reclassifications out of accumulated other comprehensive income (loss) for the years ended October 31, 2024 and 2023 were as follows (in millions):

Details about Accumulated Other Comprehensive Income (Loss) components	Amounts Reclassified from Other Comprehensive Income (Loss)		Affected line item in statement of operations
	2024	2023

Foreign currency translation	$8	$—	Other income (expense), net
	8	—	Total before income tax
	—	—	(Provision) benefit for income tax
	8	—	Total net of income tax

Unrealized gain (loss) on derivatives	$4	$2	Cost of products
Unrealized gain (loss) on derivatives	(2)	(2)	Interest expense
	2	—	Total before income tax
	(1)	—	(Provision) benefit for income tax
	1	—	Total net of income tax
Net defined benefit pension cost and post retirement plan costs:
Actuarial net gain (loss)	12	(2)	Other income (expense)
Prior service benefit	1	1	Other income (expense)
	13	(1)	Total before income tax
	(4)	—	(Provision) benefit for income tax
	9	(1)	Total net of income tax
Total reclassifications for the period	$18	$(1)

Amounts in parentheses indicate reductions to income and increases to other comprehensive income.

Reclassifications out of accumulated other comprehensive income (loss) of actuarial net gain (loss) and prior service benefit in respect of retirement plans and post retirement pension plans are included in the computation of net periodic benefit cost (income) (see Note 15, "Retirement Plans and Post Retirement Pension Plans").